Schedule III - Real Estate and Accumulative Depreciation - Real Estate Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Investment in Real Estate Assets, at Gross Cost Basis
Balance at January 1	$ 15,791,144	$ 3,656,094	$ 3,518,682
Assumed through the Merger	0	11,730,087	0
Assumed through foreclosures or restructuring of mortgage loans	45,617	1,867,655	128,124
Acquisitions	984,844	1,027,889	434,266
Improvements and capitalized costs	276,210	237,125	16,072
Deconsolidation of real estate held by investment entity (Note 4)	(226,004)	(407,653)	0
Dispositions	(933,217)	(2,484,616)	(313,982)
Impairment	(357,629)	(59,652)	(11,391)
Measurement period adjustments for real estate acquired in business combination	0	0	(16,688)
Effect of changes in foreign exchange rates	(80,163)	224,215	(98,989)
Balance at December 31	15,500,802	15,791,144	3,656,094
Classified as held for sale, net	(4,005,398)	(3,390,528)	(2,349,210)
Balance at December 31, before reclassification to held for sale	$ 11,495,404	$ 12,400,616	$ 1,306,884